Schedule of investments
Optimum Small-Mid Cap Growth Fund
December 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 97.82%
Communication Services — 0.78%
Endeavor Group Holdings Class A †	141,954	$ 3,199,643
Lions Gate Entertainment Class B †	85,580	464,700
		3,664,343
Consumer Discretionary — 14.15%
Academy Sports & Outdoors	133,729	7,026,122
Burlington Stores †	8,902	1,804,969
Chewy Class A †	39,874	1,478,528
Deckers Outdoor †	15,062	6,012,148
Etsy †	44,220	5,296,672
Five Below †	42,077	7,442,159
Floor & Decor Holdings Class A †	63,432	4,416,770
Fox Factory Holding †	16,798	1,532,481
Grand Canyon Education †	23,888	2,524,006
Hyatt Hotels Class A †	24,469	2,213,221
International Game Technology	147,335	3,341,558
Meritage Homes †	39,976	3,685,787
Monro	21,592	975,958
Ollie's Bargain Outlet Holdings †	33,725	1,579,679
On Holding Class A †	190,895	3,275,758
Papa John's International	22,497	1,851,728
Skyline Champion †	38,058	1,960,368
Sonos †	72,455	1,224,489
Topgolf Callaway Brands †	84,649	1,671,818
Visteon †	24,479	3,202,588
Wingstop	27,727	3,815,790
		66,332,597
Consumer Staples — 5.96%
Celsius Holdings †	61,008	6,347,272
elf Beauty †	94,087	5,203,011
Freshpet †	40,090	2,115,549
Hostess Brands †	153,926	3,454,100
Lamb Weston Holdings	67,026	5,989,443
Performance Food Group †	45,372	2,649,271
TreeHouse Foods †	43,773	2,161,511
		27,920,157
Energy — 4.11%
Callon Petroleum †	38,949	1,444,619
ChampionX	117,461	3,405,194
Chesapeake Energy	30,900	2,916,033
Matador Resources	126,781	7,256,945
Range Resources	104,553	2,615,916
Ranger Oil Class A	40,526	1,638,466
		19,277,173
Financials — 5.02%
BRP Group Class A †	109,278	2,747,249
Essent Group	57,023	2,217,054
	Number of shares	Value (US $)
Common Stocks (continued)
Financials (continued)
Evercore Class A	16,723	$ 1,824,145
Focus Financial Partners Class A †	40,328	1,503,025
Kinsale Capital Group	15,864	4,148,753
Palomar Holdings †	29,848	1,347,936
Ryan Specialty Holdings †	70,298	2,918,070
Stifel Financial	45,595	2,661,380
Triumph Financial †	36,216	1,769,876
Virtu Financial Class A	61,723	1,259,766
Wintrust Financial	13,715	1,159,192
		23,556,446
Healthcare — 23.59%
Acadia Healthcare †	53,265	4,384,775
AdaptHealth †	126,072	2,423,104
Adaptive Biotechnologies †	57,876	442,173
Alignment Healthcare †	226,958	2,669,026
Allscripts Healthcare Solutions †	113,492	2,001,999
Amicus Therapeutics †	135,161	1,650,316
AMN Healthcare Services †	23,345	2,400,333
Apellis Pharmaceuticals †	28,928	1,495,867
AtriCure †	30,090	1,335,394
Avantor †	133,675	2,819,206
Avid Bioservices †	86,340	1,188,902
Axonics †	97,632	6,104,929
Axsome Therapeutics †	18,406	1,419,655
Azenta	22,510	1,310,532
BioLife Solutions †	55,673	1,013,249
Blueprint Medicines †	24,652	1,080,004
CONMED	24,114	2,137,465
Cytokinetics †	73,660	3,375,101
Evolent Health Class A †	62,935	1,767,215
Exact Sciences †	74,598	3,693,347
Glaukos Corp. †	22,465	981,271
Haemonetics †	27,748	2,182,380
Halozyme Therapeutics †	73,407	4,176,858
HealthEquity †	57,836	3,565,011
ICON †	16,699	3,243,781
Insmed †	67,297	1,344,594
Inspire Medical Systems †	25,231	6,355,184
Ionis Pharmaceuticals †	25,400	959,358
Iovance Biotherapeutics †	56,509	361,093
iRhythm Technologies †	16,847	1,578,059
Molina Healthcare †	8,518	2,812,814
Neurocrine Biosciences †	25,680	3,067,219
Novocure †	6,314	463,132
Oak Street Health †	45,544	979,651
Omnicell †	32,286	1,627,860
Option Care Health †	90,195	2,713,968
Pacira BioSciences †	33,826	1,306,022
Phreesia †	59,268	1,917,912
NQ-OPTSG [12/22] 2/23 (2747700)    1

Schedule of investments
Optimum Small-Mid Cap Growth Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
Privia Health Group †	55,768	$ 1,266,491
Prothena †	28,569	1,721,282
Sarepta Therapeutics †	12,602	1,632,967
Silk Road Medical †	122,081	6,451,981
SpringWorks Therapeutics †	32,928	856,457
Tandem Diabetes Care †	35,872	1,612,446
TransMedics Group †	26,293	1,622,804
Ultragenyx Pharmaceutical †	28,000	1,297,240
United Therapeutics †	26,234	7,295,413
US Physical Therapy	18,284	1,481,553
ViewRay †	225,678	1,011,037
		110,598,430
Industrials — 18.71%
Advanced Drainage Systems	21,980	1,801,701
AECOM	52,689	4,474,877
Applied Industrial Technologies	21,207	2,672,718
ASGN †	36,215	2,950,798
Atkore †	16,638	1,887,082
AZEK †	203,876	4,142,760
Boise Cascade	23,493	1,613,264
Chart Industries †	14,911	1,718,194
Clarivate †	102,076	851,314
Core & Main Class A †	96,921	1,871,544
Driven Brands Holdings †	92,780	2,533,822
Dycom Industries †	21,077	1,972,807
EMCOR Group	13,060	1,934,317
FTI Consulting †	16,387	2,602,256
GXO Logistics †	29,811	1,272,632
Herc Holdings	22,086	2,905,855
Hubbell	10,701	2,511,311
IAA †	29,164	1,166,560
ICF International	22,797	2,258,043
KAR Auction Services †	78,490	1,024,294
KBR	63,958	3,376,982
Knight-Swift Transportation Holdings	35,858	1,879,318
Kratos Defense & Security Solutions †	138,121	1,425,409
Lincoln Electric Holdings	17,486	2,526,552
Masonite International †	26,693	2,151,723
Mercury Systems †	37,058	1,657,975
Quanta Services	44,350	6,319,875
RBC Bearings †	15,389	3,221,687
Schneider National Class B	69,589	1,628,383
Shoals Technologies Group Class A †	200,451	4,945,126
SPX Technologies †	35,231	2,312,915
Sterling Check †	93,107	1,440,365
Vicor †	26,516	1,425,235
	Number of shares	Value (US $)
Common Stocks (continued)
Industrials (continued)
Wabash National	77,337	$ 1,747,816
WillScot Mobile Mini Holdings †	134,035	6,054,361
Zurn Elkay Water Solutions	67,233	1,421,978
		87,701,849
Information Technology — 23.08%
Allegro MicroSystems †	89,442	2,685,049
Ambarella †	30,833	2,535,398
Belden	37,874	2,723,141
Black Knight †	47,768	2,949,674
Box Class A †	105,456	3,282,845
Calix †	86,869	5,944,446
Ciena †	68,847	3,509,820
Confluent Class A †	70,595	1,570,033
CyberArk Software †	16,288	2,111,739
DoubleVerify Holdings †	229,874	5,048,033
Enphase Energy †	13,992	3,707,320
First Solar †	19,155	2,869,227
Flywire †	74,639	1,826,416
FormFactor †	39,727	883,131
Gitlab Class A †	30,667	1,393,508
HashiCorp Class A †	123,555	3,377,994
Impinj †	23,569	2,573,263
Itron †	28,739	1,455,630
Jamf Holding †	96,672	2,059,114
JFrog †	95,489	2,036,780
Lattice Semiconductor †	55,591	3,606,744
LiveRamp Holdings †	67,780	1,588,763
Lumentum Holdings †	35,111	1,831,741
MACOM Technology Solutions Holdings †	46,059	2,900,796
Manhattan Associates †	30,385	3,688,739
Nutanix Class A †	83,112	2,165,068
Onto Innovation †	25,727	1,751,751
PagerDuty †	113,364	3,010,948
PAR Technology †	39,587	1,032,033
Paylocity Holding †	18,529	3,599,444
Procore Technologies †	98,263	4,636,048
PTC †	30,487	3,659,660
Pure Storage Class A †	109,920	2,941,459
Silicon Motion Technology ADR	22,350	1,452,527
Sprout Social Class A †	32,421	1,830,490
SS&C Technologies Holdings	56,919	2,963,203
Synaptics †	13,785	1,311,781
Teradyne	17,609	1,538,146
Toast Class A †	131,126	2,364,202
Varonis Systems †	59,478	1,423,903
Verra Mobility †	124,517	1,722,070
WEX †	11,020	1,803,423

2    NQ-OPTSG [12/22] 2/23 (2747700)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology (continued)
Zuora Class A †	134,200	$ 853,512
		108,219,012
Materials — 2.09%
Element Solutions	175,595	3,194,073
FMC	24,017	2,997,321
Orion Engineered Carbons	106,622	1,898,938
Steel Dynamics	17,510	1,710,727
		9,801,059
Real Estate — 0.33%
Ryman Hospitality Properties	19,115	1,563,225
		1,563,225
Total Common Stocks (cost $469,709,586)		458,634,291

Convertible Preferred Stock — 0.02%
Honest Series D =, †, π	15,249	97,024
Total Convertible Preferred Stock (cost $697,718)		97,024

Warrant — 0.00%
DraftKings strike price $25, expiration date 4/23/25 =, †	399	0
Total Warrant (cost $0)		0

Short-Term Investments — 2.43%
Money Market Mutual Funds — 2.43%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	2,845,511	2,845,511
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.06%)	2,845,511	2,845,511
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.23%)	2,845,511	2,845,511
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.11%)	2,845,510	$ 2,845,510
Total Short-Term Investments (cost $11,382,043)		11,382,043

Total Value of Securities—100.27% (cost $481,789,347)		470,113,358
Liabilities Net of Receivables and Other Assets—(0.27%)		(1,250,052)
Net Assets Applicable to 43,180,135 Shares Outstanding—100.00%		$468,863,306
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At December 31, 2022, the aggregate value of restricted securities was $97,024, which represented 0.02% of the Fund’s net assets.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
Honest Series D	8/3/15	$697,718	$97,024
Summary of abbreviations:
ADR – American Depositary Receipt

NQ-OPTSG [12/22] 2/23 (2747700)    3